Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2020
Convertible debentures
Schedule of components and movements in convertible debentures

	2020 Convertible	2018 Convertible
	loan	debentures	Total
		$
Balance at December 31, 2018	—	2,527,241	2,527,241
Effective interest	—	371,117	371,117
Balance at December 31, 2019	—	2,898,358	2,898,358
Liability component at issuance	804,578	—	804,578
Effective interest accretion	22,982	155,642	178,624
	827,560	3,054,000	3,881,560
Repayment of debentures including accommodation fees, in cash	—	(358,500)	(358,500)
Conversion into common shares	(827,560)	(2,695,500)	(3,523,060)
Balance at December 31, 2020	—	—	—

Schedule of recording of 2020 Convertible loan at issuance date

$
Liability component	804,578
Conversion option recognized in equity, net of transaction cost of $47,338	98,422
Net proceeds	903,000